Expense Example - FidelityFocusedStockFund-AMCIZPRO - FidelityFocusedStockFund-AMCIZPRO - Fidelity Focused Stock Fund	Oct. 04, 2024 USD ($)
Fidelity Advisor Focused Stock Fund - Class C
Expense Example:
1 year	$ 253
3 years	474
5 years	818
10 years	1,588
Fidelity Advisor Focused Stock Fund - Class M
Expense Example:
1 year	448
3 years	657
5 years	883
10 years	1,532
Fidelity Advisor Focused Stock Fund - Class A
Expense Example:
1 year	647
3 years	801
5 years	968
10 years	1,452
Fidelity Advisor Focused Stock Fund - Class I
Expense Example:
1 year	51
3 years	160
5 years	280
10 years	628
Fidelity Advisor Focused Stock Fund - Class Z
Expense Example:
1 year	39
3 years	122
5 years	213
10 years	$ 480